Borrowings (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Borrowings [Line Items]
Borrowings	$ 674,092	$ 784,586
Current borrowings	17,916	17,689
Non-current borrowings	656,176	766,897
Notes 2024 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	171,880	428,737
Notes 2027 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	499,893	352,113
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	$ 2,319	$ 3,736